DIREXION FUNDS

Supplement to Statement of Information
Dated December 29, 2006
(As Supplemented January 8, 2007)

Total Market Bull 2.5X Fund	Total Market Bear 2.5X Fund	Latin America Bull 2X Fund	Latin America Bear 2X Fund
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund	S&P 500® Bear 1X Fund	Real Estate Bear 2X Fund
Real Estate Bull 2X Fund	NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund	NASDAQ-100® Bull 1.25X Fund
Dow 30SM Bull 1.25X Fund	Commodity Bull 2X Fund	Commodity Bear 2X Fund	Mid Cap Bull 2.5X Fund
Mid Cap Bear 2.5X Fund	Biotech Bull 2X Fund	Biotech Bear 2X Fund	Small Cap Bull 2.5X Fund
Small Cap Bear 2.5X Fund	Oil & Gas Bull 2X Fund	Oil & Gas Bear 2X Fund	Equity Income Bull 2.5X Fund
Equity Income Bear 2.5X Fund	Precious Metals Bull 2X Fund	Precious Metals Bear 2X Fund	Dollar Bull 2.5X Fund
Dollar Bear 2.5X Fund	Healthcare Bull 2X Fund	Healthcare Bear 2X Fund	Japan Bull 2X Fund
Japan Bear 2X Fund	Financial Bull 2X Fund	Financial Bear 2X Fund	Emerging Markets Bull 2X Fund
Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund	10 Year Note Bull 2.5X Fund
10 Year Note Bear 2.5X Fund	Dynamic HY Bond Fund	HY Bear Fund	U.S. Government Money Market Fund

The “Investment Restrictions” section on page 24 of the Statement of Additional Information has changed as follows:

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Except for the Money Market Fund, a Fund shall not:

1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of a Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Pledge, mortgage, or hypothecate a Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

5.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

6.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that a Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Limitation 4 above and 7 below; and (3) each Fund, except the NASDAQ-100® Bull 1.25X Fund, the Small Cap Bull 2.5X Fund and the Dow 30SM Bull 1.25 Fund, may make short sales of securities.

7.	Borrowing

Each Fund, except the S&P 500® Bear 1X Fund, the NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Small Cap Bear 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; or (3) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The NASDAQ-100® Bull 1.25X Fund, the Dow 30SM Bull 1.25X Fund, the Small Cap Bull 2.5X Fund, the Emerging Markets Bull 2X Fund, the Emerging Markets Bear 2X Fund, the Commodity Bull 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund and the HY Bear Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets; (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements; or (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The S&P 500® Bear 1X Fund and the Small Cap Bear 2.5X Fund have each adopted the following investment limitation:

A Fund shall not:

Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of a Fund’s total assets; (2) in an amount up to 33 1/3% of the value of a Fund’s total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.	Short Sales

The Small Cap Bull 2.5X Fund, the NASDAQ-100® Bull 1.25X Fund and the Dow 30SM Bull 1.25X Fund have each adopted the following investment limitation:

A Fund shall not

Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales “against the box,” obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

9.	25% Limitation

Each Fund, except the NASDAQ-100® Bull 1.25X Fund, Real Estate Bear 2X Fund, the Real Estate Bull 2X Fund, the Biotech Bear 2X Fund, the Biotech Bull 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund and the Financial Bear 2X Fund has adopted the following investment limitation:

A Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The NASDAQ-100® Bull 1.25X Fund has adopted the following investment limitation:

The Fund shall not:

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the NASDAQ® Index.  There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Real Estate Bear 2X Fund, the Real Estate Bull 2X Fund, the Biotech Bear 2X Fund, the Biotech Bull 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund and the Financial Bear 2X Fund has adopted the following investment limitation:

A Fund shall:

Invest 25% or more of the value of its total assets in the securities of issuers in a single industry or group of industries in accordance with its investment objective as disclosed in the Fund’s Prospectus.

Money Market Fund

The Money Market Fund has adopted the following investment limitations:

The Money Market Fund shall not:

10.	Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

11.
Lend the Money Market Fund’s portfolio securities in excess of 15% of its total assets.  Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

12.	Underwrite securities of any other issuer.

13.	Purchase, hold, or deal in real estate or oil and gas interests.

14.	Issue senior securities, except as permitted by the Money Market Fund’s investment objective and policies.

15.
Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

16.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

17.
Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.  In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

18.
Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as a Fund.  For this purpose, “all of a Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

Questions regarding these changes may be directed to the Funds at (800) 851-0511.

Please retain this Supplement for future reference.
The date of this Supplement is June 1, 2007.